PREFERRED LIMITED PARTNERS' EQUITY - Schedule of Brookfield Renewable’s Preferred Limited Partners’ Equity (Details) shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($) shares
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares	6,000		6,000
Carrying value	$ 634	$ 634
Preferred limited partners’ equity
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares	31,000		31,000
Dividends declared for the year ended	$ 34	37
Carrying value	$ 634	634
Series 7 (C$175)
Disclosure of preferred limited partners [Line Items]
Notional amount			$ 175
Number of shares outstanding (in shares) | shares	7,000		7,000
Cumulative dividend rate (%)	5.50%
Earliest permitted redemption date	January 2026
Dividends declared for the year ended	$ 7	7
Carrying value	$ 128	128
Series 13 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares) | shares	10,000		10,000
Cumulative dividend rate (%)	6.05%
Earliest permitted redemption date	April 2028
Dividends declared for the year ended	$ 11	10
Carrying value	196	196
Borrowings	$ 250
Series 15 (C$175)
Disclosure of preferred limited partners [Line Items]
Notional amount			$ 175
Number of shares outstanding (in shares) | shares	0		0
Cumulative dividend rate (%)	0.00%
Earliest permitted redemption date	April 2024
Dividends declared for the year ended	$ 0	2
Carrying value	$ 0	0
Series 17 ($200)
Disclosure of preferred limited partners [Line Items]
Notional amount			$ 200
Number of shares outstanding (in shares) | shares	8,000		8,000
Cumulative dividend rate (%)	5.25%
Earliest permitted redemption date	March 2025
Dividends declared for the year ended	$ 10	11
Carrying value	$ 195	195
Series 18 (C$150)
Disclosure of preferred limited partners [Line Items]
Notional amount			$ 150
Number of shares outstanding (in shares) | shares	6,000		6,000
Cumulative dividend rate (%)	5.50%
Earliest permitted redemption date	April 2027
Dividends declared for the year ended	$ 6	7
Carrying value	$ 115	$ 115